SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Class A ordinary share reflected in the condensed balance sheets (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Less:
Proceeds allocated to Public Warrants					$ 7,475,000
Plus:
Accretion of carrying value to redemption value	$ 1,058,906	$ 316,795	$ 23,624		28,178,166
Class A ordinary shares subject to possible redemption					234,604,006	$ 234,604,006
Class A ordinary share
Gross Proceeds					230,000,000
Less:
Proceeds allocated to Public Warrants					(7,475,000)
Issuance costs related to Class A ordinary shares					(16,099,160)
Plus:
Accretion of carrying value to redemption value					28,178,166
Contingently redeemable Class A common stock					234,604,006
Class A ordinary shares subject to possible redemption
Gross Proceeds				$ 230,000,000		230,000,000
Less:
Proceeds allocated to Public Warrants				(7,475,000)		(7,475,000)
Issuance costs related to Class A ordinary shares				(16,099,160)		(16,099,160)
Plus:
Accretion of carrying value to redemption value				29,577,491		28,178,166
Class A ordinary shares subject to possible redemption	$ 236,003,331			$ 236,003,331	$ 234,604,006	$ 234,604,006